Segment Reporting - Schedule of Revenues by Geographic Areas (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 39,678,541	$ 32,463,213	$ 57,525,700
Percentage of Revenues	100.00%	100.00%	100.00%
Mainland China [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 35,751,495	$ 29,956,914	$ 52,121,372
Percentage of Revenues	90.00%	92.00%	91.00%
Hong Kong and Taiwan [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 3,838,017	$ 2,395,542	$ 5,404,328
Percentage of Revenues	10.00%	7.00%	9.00%
Others [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 89,029	$ 110,757
Percentage of Revenues	0.00%	1.00%